Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Value Line Core Bond Fund
Entity Central Index Key	0000783316
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000020574
Shareholder Report [Line Items]
Fund Name	Value Line Core Bond Fund
Class Name	Investor
Trading Symbol	VAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Investor Class generated a total return of 0.65% during the year ended December 31, 2024.

• The Fund underperformed its benchmark on a relative basis due primarily to its duration positioning. We had expected a series of seven interest rate cuts by the U.S. Federal Reserve based on evidence of easing inflation, beginning in mid-2024. However, the Fed implemented only three interest rate cuts, beginning in September. While the Fund’s duration was only slightly longer than that of the Bloomberg Index, it was enough to detract from relative results. We reduced the Fund’s duration to a modestly short position relative to the Bloomberg Index in the fourth quarter.

• Yield curve positioning hurt relative results, as the Fund was positioned with an emphasis on long-dated bonds, i.e., those with maturities of 30 years, which generated the weakest returns, as yields rose most in this segment of the yield curve.

• Sector allocation decisions overall contributed positively. An overweight in corporate bonds, particularly BBB-rated bonds, especially helped, as BBB-rated corporate bonds outperformed higher-rated credits. An overweight in select securitized securities that are not components of the Bloomberg Index, including interest only securities, also added value. Having an underweight in U.S. Treasuries further boosted relative returns, as this sector underperformed the Bloomberg Index. An out-of-benchmark exposure to taxable municipal bonds contributed positively as well. An underweight to the strongly performing non-agency commercial mortgage-backed securities sector detracted.

• Issue selection as a whole added value, albeit modestly. Within the investment grade corporate bond sector, an emphasis on bank and financial bonds proved most beneficial. Issue selection among U.S. Treasuries overall also buoyed results, though positions in long-dated U.S. Treasuries were among the Fund’s biggest individual detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Core Bond Fund-Investor Class	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000
01/15	$10,189	$10,210
02/15	$10,117	$10,114
03/15	$10,150	$10,161
04/15	$10,119	$10,124
05/15	$10,094	$10,100
06/15	$9,981	$9,990
07/15	$10,043	$10,059
08/15	$10,017	$10,045
09/15	$10,073	$10,113
10/15	$10,080	$10,114
11/15	$10,054	$10,088
12/15	$10,022	$10,055
01/16	$10,152	$10,193
02/16	$10,205	$10,266
03/16	$10,295	$10,360
04/16	$10,345	$10,400
05/16	$10,331	$10,402
06/16	$10,477	$10,589
07/16	$10,555	$10,656
08/16	$10,548	$10,644
09/16	$10,536	$10,638
10/16	$10,467	$10,556
11/16	$10,219	$10,307
12/16	$10,238	$10,321
01/17	$10,254	$10,341
02/17	$10,326	$10,411
03/17	$10,314	$10,405
04/17	$10,394	$10,486
05/17	$10,475	$10,566
06/17	$10,470	$10,556
07/17	$10,517	$10,601
08/17	$10,590	$10,696
09/17	$10,553	$10,645
10/17	$10,564	$10,652
11/17	$10,550	$10,638
12/17	$10,593	$10,687
01/18	$10,476	$10,564
02/18	$10,361	$10,464
03/18	$10,398	$10,531
04/18	$10,325	$10,452
05/18	$10,383	$10,527
06/18	$10,361	$10,514
07/18	$10,357	$10,516
08/18	$10,421	$10,584
09/18	$10,359	$10,516
10/18	$10,273	$10,433
11/18	$10,318	$10,495
12/18	$10,455	$10,688
01/19	$10,577	$10,801
02/19	$10,582	$10,795
03/19	$10,773	$11,002
04/19	$10,779	$11,005
05/19	$10,950	$11,201
06/19	$11,104	$11,341
07/19	$11,128	$11,366
08/19	$11,408	$11,661
09/19	$11,340	$11,599
10/19	$11,370	$11,634
11/19	$11,353	$11,628
12/19	$11,345	$11,620
01/20	$11,560	$11,843
02/20	$11,752	$12,056
03/20	$11,415	$11,985
04/20	$11,664	$12,198
05/20	$11,744	$12,255
06/20	$11,844	$12,332
07/20	$12,034	$12,517
08/20	$11,955	$12,416
09/20	$11,933	$12,409
10/20	$11,876	$12,353
11/20	$11,973	$12,475
12/20	$12,000	$12,492
01/21	$11,923	$12,402
02/21	$11,740	$12,223
03/21	$11,622	$12,071
04/21	$11,713	$12,166
05/21	$11,750	$12,206
06/21	$11,811	$12,291
07/21	$11,918	$12,429
08/21	$11,886	$12,405
09/21	$11,779	$12,298
10/21	$11,761	$12,294
11/21	$11,774	$12,331
12/21	$11,737	$12,299
01/22	$11,492	$12,034
02/22	$11,364	$11,900
03/22	$11,069	$11,569
04/22	$10,700	$11,130
05/22	$10,721	$11,202
06/22	$10,572	$11,026
07/22	$10,806	$11,296
08/22	$10,533	$10,977
09/22	$10,102	$10,502
10/22	$9,962	$10,366
11/22	$10,281	$10,748
12/22	$10,261	$10,699
01/23	$10,570	$11,028
02/23	$10,297	$10,743
03/23	$10,530	$11,016
04/23	$10,584	$11,083
05/23	$10,466	$10,962
06/23	$10,439	$10,923
07/23	$10,425	$10,915
08/23	$10,358	$10,846
09/23	$10,088	$10,570
10/23	$9,923	$10,403
11/23	$10,367	$10,874
12/23	$10,745	$11,291
01/24	$10,728	$11,260
02/24	$10,567	$11,100
03/24	$10,664	$11,203
04/24	$10,391	$10,920
05/24	$10,565	$11,105
06/24	$10,645	$11,210
07/24	$10,894	$11,472
08/24	$11,040	$11,637
09/24	$11,174	$11,793
10/24	$10,883	$11,500
11/24	$10,989	$11,622
12/24	$10,815	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	0.65%	(0.95%)	0.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 35,389,269
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 109,599
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$35,389,269
# of Portfolio Holdings	173
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$109,599

Holdings [Text Block]
U.S. Treasury Notes, 4.500% , 07/15/26	3.3%
U.S. Treasury Notes, 3.625% , 08/31/29	3.3%
GNMA II Pool #MA8043, 3.000% , 05/20/52	3.0%
U.S. Treasury Notes, 4.625% , 02/28/26	2.8%
U.S. Treasury Notes, 4.000% , 02/15/34	2.7%
U.S. Treasury Bonds, 3.500% , 02/15/39	2.5%
FNMA Pool #FM9834, 3.500% , 06/01/49	2.5%
FHLMC Pool #SD8256, 4.000% , 10/01/52	2.4%
FNMA Pool #CB5892, 4.500% , 03/01/53	2.0%
FHLMC Pool #QF1236, 4.500% , 10/01/52	2.0%
Value	Value
Bonds & Notes	94.8%
Cash & Other Assets - Net	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com